Investments - Schedule of Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Investments [Abstract]
Fixed deposit receipts	$ 1,497	$ 6,464
Total short-term investments	1,497	6,464
Fixed deposit receipts	10,545	10,293
Total long-term investments	10,545	10,293
Total investments	$ 12,042	$ 16,757